Summary of significant accounting policies (Details 1)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Accounting Policies [Abstract]
Balance sheet items, except for equity accounts	RMB1=$0.1456 HK$1=$0.1274	RMB1=$0.1577 HK$1=$0.1277	RMB1=$0.1526 HK$1=$0.1286
Items in statements of income and cash flows	RMB1=$0.1460 HK$1=$0.1280	RMB1=$0.1558 HK$1=$0.1284	RMB1=$0.1475 HK$1=$0.1290